Organizations and Principal Activities - Schedule of Consolidated Financial Statements of Revenue (Details) - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Financial Statements of Revenue [Line Items]
Net revenues	¥ 24,019	$ 3,435	¥ 77,092	¥ 152,030
Net loss from continuing operations	(7,721)	(1,104)	(139,681)	(27,177)
Net loss from discontinued operations			(7,990)	(11,974)
Net cash (used in)/provided by operating activities from continuing operations	1,212	173	(47,033)	(9,359)
Net cash provided by/(used in) operating activities from discontinued operations			(3,640)	23,178
Net cash provided by/(used in) investing activities from continuing operations	(7,932)	(1,134)	(5,695)	9,697
Net cash provide by/(used in) investing activities from discontinued operations			(169)	7,566
Net cash (used in)/provided by financing activities from continuing operations	3,749	536	8,762	(16,798)
Net cash (used in)/provided by financing activities from discontinued operations			¥ 7,298	¥ (8,331)